Post-retirement benefit obligations - Investments Target Allocation (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) item age	Jun. 30, 2021
Pension benefits
Number of investment portfolios members can choose from | item	4
Plan assets at fair value - Low risk portfolio	R 216
Plan assets at fair value - Moderate balanced portfolio	64,656
Plan assets at fair value - Aggressive balanced portfolio	1,269
Plan assets at fair value - Money market portfolio	R 919
Minimum
Pension benefits
Age of participant for money market portfolio | age	55
South Africa | Pension
Pension benefits
Increase in midpoint target allocation, equity- foreign (percentage points)	7.50%
South Africa | Pension | Minimum
Pension benefits
Target allocation, equity- local (as a percent)	25.00%
Target allocation, equity- foreign (as a percent)	25.00%	15.00%
Target allocation, Fixed Interest (as a percent)	10.00%
Target allocation, Property (as a percent)	10.00%
South Africa | Pension | Maximum
Pension benefits
Target allocation, equity- local (as a percent)	35.00%
Target allocation, equity- foreign (as a percent)	35.00%	30.00%
Target allocation, Fixed Interest (as a percent)	25.00%
Target allocation, Property (as a percent)	20.00%
Target allocation, Other (as a percent)	15.00%
United States | Pension | Maximum
Pension benefits
Target allocation, equity- local (as a percent)	100.00%
Target allocation, equity- foreign (as a percent)	100.00%
Target allocation, Fixed Interest (as a percent)	100.00%
Target allocation, Property (as a percent)	100.00%
Target allocation, Other (as a percent)	100.00%